UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tempus Quo Capital Management, LLC

Address:  900 Third Avenue, 36th Floor
          New York, New York 10022

13F File Number: 028-14232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Raul Espejel
Title:  Managing Member
Phone:  305-755-4703


Signature, Place and Date of Signing:

/s/ Raul Espejel              Aventura, Florida              February 14, 2012
--------------------      ------------------------       -----------------------
 [Signature]                   [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total: $251,399
                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name

1.       028-14235                   Tempus Quo Alternative Master Fund, Ltd.

2.       028-14233                   Tempus Quo Master Fund, Ltd.

                                                  FORM 13F INFORMATION TABLE
                                                      December 31, 2011

COL 1                           COL 2             COL 3       COL 4             COL 5         COL 6       COL 7         COL 8

                                                              VALUE     SHS OR     SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE   SHARED  NONE
--------------                  --------------    -----       --------  -------    ---  ----  ----------  -----  ----   ------  ----
BAKER HUGHES INC                COM               057224107    2,491       51,207  SH         DEFINED     1         51,207
BAKER HUGHES INC                COM               057224107    2,059       42,324  SH         DEFINED     2         42,324
BAKER HUGHES INC                COM               057224107       16          335  SH         SOLE                     335
CHESAPEAKE ENERGY CORP          COM               165167107      824       36,972  SH         DEFINED     1         36,972
CHESAPEAKE ENERGY CORP          COM               165167107      681       30,560  SH         DEFINED     2         30,560
CHESAPEAKE ENERGY CORP          COM               165167107        5          239  SH         SOLE                     239
CHINA MOBILE LIMITED            SPONSORED ADR     16941M109    8,573      176,797  SH         DEFINED     1        176,797
CHINA MOBILE LIMITED            SPONSORED ADR     16941M109    7,088      146,173  SH         DEFINED     2        146,173
CHINA MOBILE LIMITED            SPONSORED ADR     16941M109       55        1,144  SH         SOLE                   1,144
COMPANHIA PARANAENSE ENERG C    SPON ADR PFD      20441B407    4,371      208,347  SH         DEFINED     1        208,347
COMPANHIA PARANAENSE ENERG C    SPON ADR PFD      20441B407    3,613      172,197  SH         DEFINED     2        172,197
COMPANHIA PARANAENSE ENERG C    SPON ADR PFD      20441B407       28        1,350  SH         SOLE                   1,350
DEVON ENERGY CORP NEW           COM               25179M103    4,239       68,372  SH         DEFINED     1         68,372
DEVON ENERGY CORP NEW           COM               25179M103    3,505       56,526  SH         DEFINED     2         56,526
DEVON ENERGY CORP NEW           COM               25179M103       28          445  SH         SOLE                     445
FREEPORT-MCMORAN COPPER & GO    COM               35671D857    2,767       75,204  SH         DEFINED     1         75,204
FREEPORT-MCMORAN COPPER & GO    COM               35671D857    2,287       62,156  SH         DEFINED     2         62,156
FREEPORT-MCMORAN COPPER & GO    COM               35671D857       18          487  SH         SOLE                     487
HALLIBURTON CO                  COM               406216101    2,076       60,159  SH         DEFINED     1         60,159
HALLIBURTON CO                  COM               406216101    1,716       49,718  SH         DEFINED     2         49,718
HALLIBURTON CO                  COM               406216101       13          389  SH         SOLE                     389
HESS CORP                       COM               42809H107      525        9,247  SH         DEFINED     1          9,247
HESS CORP                       COM               42809H107      434        7,643  SH         DEFINED     2          7,643
HESS CORP                       COM               42809H107        3           60  SH         SOLE                      60
MARATHON OIL CORP               COM               565849106    5,577      190,545  SH         DEFINED     1        190,545
MARATHON OIL CORP               COM               565849106    4,612      157,567  SH         DEFINED     2        157,567
MARATHON OIL CORP               COM               565849106       36        1,231  SH         SOLE                   1,231
METALS USA HLDGS CORP           COM               59132A104   16,460    1,463,146  SH         DEFINED     1      1,463,146
METALS USA HLDGS CORP           COM               59132A104   16,453    1,462,469  SH         DEFINED     2      1,462,469
MOSAIC CO NEW                   COM               61945C103    3,021       59,906  SH         DEFINED     1         59,906
MOSAIC CO NEW                   COM               61945C103    2,497       49,514  SH         DEFINED     2         49,514
MOSAIC CO NEW                   COM               61945C103       19          385  SH         SOLE                     385
NATIONAL OILWELL VARCO INC      COM               637071101    8,111      119,297  SH         DEFINED     1        119,297
NATIONAL OILWELL VARCO INC      COM               637071101    6,706       98,628  SH         DEFINED     2         98,628
NATIONAL OILWELL VARCO INC      COM               637071101       53          778  SH         SOLE                     778
NII HLDGS INC                   CL B NEW          62913F201    4,649      218,269  SH         DEFINED     1        218,269
NII HLDGS INC                   CL B NEW          62913F201    3,844      180,470  SH         DEFINED     2        180,470
NII HLDGS INC                   CL B NEW          62913F201       30        1,407  SH         SOLE                   1,407
PATTERSON UTI ENERGY INC        COM               703481101    1,182       59,152  SH         DEFINED     1         59,152
PATTERSON UTI ENERGY INC        COM               703481101      977       48,891  SH         DEFINED     2         48,891
PATTERSON UTI ENERGY INC        COM               703481101        8          384  SH         SOLE                     384
PEABODY ENERGY CORP             COM               704549104    1,011       30,530  SH         DEFINED     1         30,530
PEABODY ENERGY CORP             COM               704549104      835       25,233  SH         DEFINED     2         25,233
PEABODY ENERGY CORP             COM               704549104        7          198  SH         SOLE                     198
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408    1,339       53,865  SH         DEFINED     1         53,865
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408    1,106       44,519  SH         DEFINED     2         44,519
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408        9          349  SH         SOLE                     349
POTASH CORP SASK INC            COM               73755L107    2,702       65,467  SH         DEFINED     1         65,467
POTASH CORP SASK INC            COM               73755L107    2,233       54,106  SH         DEFINED     2         54,106
POTASH CORP SASK INC            COM               73755L107       18          426  SH         SOLE                     426
RELIANCE STEEL & ALUMINUM CO    COM               759509102       62        1,278  SH         SOLE                   1,278
RIO TINTO PLC                   SPONSORED ADR     767204100    2,704       55,279  SH         DEFINED     1         55,279
RIO TINTO PLC                   SPONSORED ADR     767204100    2,235       45,695  SH         DEFINED     2         45,695
RIO TINTO PLC                   SPONSORED ADR     767204100       18          358  SH         SOLE                     358
TAM SA                          SP ADR REP PFD    87484D103      693       35,828  SH         DEFINED     1         35,828
TAM SA                          SP ADR REP PFD    87484D103    1,175       60,722  SH         DEFINED     2         60,722
TAM SA                          SP ADR REP PFD    87484D103        9          468  SH         SOLE                     468
TIM PARTICIPACOES S A           SPONSORED ADR     88706P205      401       15,556  SH         DEFINED     1         15,556
TIM PARTICIPACOES S A           SPONSORED ADR     88706P205      332       12,857  SH         DEFINED     2         12,857
TIM PARTICIPACOES S A           SPONSORED ADR     88706P205        3           99  SH         SOLE                      99
TERNIUM SA                      SPON ADR          880890108   58,243    3,167,122  SH         DEFINED     1      3,167,122
TERNIUM SA                      SPON ADR          880890108   48,200    2,621,010  SH         DEFINED     2      2,621,010
TERNIUM SA                      SPON ADR          880890108       46        2,522  SH         SOLE                   2,522
VALE S A                        ADR               91912E105      875       40,802  SH         DEFINED     1         40,802
VALE S A                        ADR               91912E105      723       33,721  SH         DEFINED     2         33,721
VALE S A                        ADR               91912E105        6          264  SH         SOLE                     264
WALTER ENERGY INC               COM               93317Q105    1,993       32,915  SH         DEFINED     1         32,915
WALTER ENERGY INC               COM               93317Q105    1,649       27,232  SH         DEFINED     2         27,232
WALTER ENERGY INC               COM               93317Q105       13          218  SH         SOLE                     218
YPF SOCIEDAD ANONIMA            SPON ADR CL D     984245100      604       17,402  SH         DEFINED     1         17,402
YPF SOCIEDAD ANONIMA            SPON ADR CL D     984245100      499       14,382  SH         DEFINED     2         14,382
YPF SOCIEDAD ANONIMA            SPON ADR CL D     984245100        4          113  SH         SOLE                     113

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